Accounting Estimates And Judgements	12 Months Ended
Dec. 31, 2020
Disclosure of accounting judgements and estimates [text block] [Abstract]
Accounting estimates and judgements

4. Accounting estimates and judgements

4.1 Judgements

Discontinued operations

Cazoo Holdings Limited acquired Imperial Cars on July 15, 2020. Prior to the acquisition, Imperial Cars had been one of the largest independent used car retailers in the UK. Imperial operated as a wholly offline retailer.

Imperial Cars operated from 18 retail dealership locations in the UK. Imperial Cars offered approximately 2,500 nearly new and used cars, supported by 14 service centers and two vehicle preparation centers.

The Group acquired Imperial Cars in order to obtain its infrastructure and properties, including Imperial’s main refurbishment facility with the capacity to recondition up to 50,000 cars per year, rather than to continue Imperial Cars’ physical retailing operation. Two months after the acquisition, the Imperial Cars onsite dealership business ceased operations. Eleven of the existing dealership centers were converted to Cazoo Customer Centers in order to align with the Group’s online strategy.

A key accounting judgement was made in recognizing the post-acquisition performance of the Imperial dealerships as a discontinued operation. The assessment against the criteria of IFRS 5 concluded that the dealerships was a business component which represented a separate major line of the Group’s business and was fully discontinued during the year.

Management determined that Imperial Cars was a business component because its operations were managed entirely separately from the remainder of the Group. Management concluded that this component represented a separate major line of business since sales of the Imperial retailing operations were conducted on-site at various locations across the country rather than through the central online platform that generates sales for the remainder of the Group.

Accordingly, management consider it appropriate to present the performance of the dealerships as a discontinued operation.

Recognition of acquired intangibles on acquisition

The process of recognizing intangibles assets acquired in an acquisition requires a judgement in assessing the intangibles that exist in the acquired business and assessing fair value. An intangible asset acquired as part of a business combination is recognized if it can be separately identified and it is a probable source of economic benefits.

The Group has recognized £22.6m of goodwill in respect of the acquisition of Imperial Cars and no other separately identifiable intangibles. The Group engaged a third-party valuation expert for the purchase price allocation exercise in relation to the Imperial Cars acquisition to mitigate the risk associated with the recognition and valuation of assets and liabilities upon acquisition. The purchase price allocation exercise was performed separately for the two cash generating units of the acquired business:

•        The reconditioning centers

•        The customer facing dealerships (see discontinued operations, note 10)

The Imperial business was acquired during the COVID-19 pandemic where customer facing dealerships were forced to close to prevent the further spread of the virus. Market analysis concluded that during the crisis no premium to net assets was being paid by market participants in transactions involving car dealership businesses. Accordingly, the purchase price, in excess of net assets acquired, was fully allocated to the reconditioning center CGU.

The reconditioning center CGU was analyzed for the existence of separately identifiable intangibles, none were noted. The Imperial Cars purchase price allocation exercise, therefore, concluded there exists no separately identifiable intangible assets aside from Goodwill. Goodwill is attributable to the expertise and synergies expected to be achieved from integrating the existing infrastructure of Imperial Cars into the Group’s business.

The details of all assets and liabilities recognized upon acquisition is set out in note 12.

Capitalization of development time

Time spent by the Group’s employees, and external contractors under the direction of the Group’s employees, in software development is capitalized as an internally generated intangible asset when the requirements of IAS 38 and of Group policy are both met. A management judgement is applied in the assessment of the project against the development criteria of IAS 38 in the following areas:

•        Assessment of whether the project meets the six requirements of IAS 38 to be considered an internally generated asset, as set out in note 3.10.

•        Assessment of the point in time when the project moved from an exploratory phase into a development phase.

•        Assessment of the proportion of employee and contractor output that is directly attributable to developmental activities.

The Group capitalized £1.6m of employee and contractor development expenditure in the year ended December 31, 2020 (2019: £3.2m).

Segmental information

In preparing the segmental disclosures in the Group financial statements of Cazoo Holdings Limited it is necessary for management to determine the number and nature of each segment. Management has determined for the 2020 financial statements there exists a single consolidated segment encompassing the performance of the UK business.

The Board of Directors has been identified as the Group’s chief operating decision maker. A monthly reporting pack is provided to the Board of Directors to enable them to assess the performance of the business. This reporting pack has been used as the basis for determining the Group’s operating segments. The monthly reporting pack presents the performance of the business on a consolidated basis and therefore the Board of Directors monitor the performance of the business on a consolidated basis only. The key financial performance metrics monitored by the chief operating decision maker include revenue, gross profit, operating expenses, Adjusted EBITDA and exceptional items. Assets and liabilities are also managed on a consolidated basis and are not reported to the chief operating decision maker in a disaggregated format within the monthly reporting pack.

4.2 Estimate

Net realizable value of inventory

Vehicles held in inventory are stated at the lower of cost and net realizable value. The calculation of net realizable value requires an estimate of the expected selling price of each vehicle held in inventory. This estimate is made using a combination of historical data of the Group and independent market data.

Independent market data provide a view to recent market activity for vehicles with similar attributes to those held in stock. This, combined with recent sales data of the Group, is used to estimate the expected selling prices of inventory.

At each reporting period the Group recognizes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value through cost of sales.

As at December 31, the inventory provision is stated as follows:

	December 31 2020	December 31 2019	December 31 2018
	£‘000	£‘000	£‘000
Gross inventory	118,203	43,969	—
Inventory provision	(3,509)	(999)	—
Inventory	114,694	42,970	—

The sensitivity of the inventory provision, based upon a 2% change in the expected selling price of inventory input, is as follows:

	Change in expected selling price estimate	Change in inventory provision 2020	Change in inventory provision 2019
	%	£’000	£’000
Inventory provision	+2	882	354
Inventory provision	-2	(1,132)	(558)

Share-based payments

Estimating fair value of equity settled employee share options requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield and making assumptions about them. For the measurement of the fair value of equity-settled transactions with employees at the grant date, the Group uses a Black-Scholes valuation method. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in note 25.